Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of components of accounts receivable, net

	As of December 31,
	2016	2017
	RMB	RMB
Other trade receivables (Note a)	2,165,639	4,611,930
Delivery service providers (Note b)	209,340	298,124
Other	5,148	18,364

Subtotal	2,380,127	4,928,418

Less: allowance for doubtful accounts	(46,209)	(124,891)

Total	2,333,918	4,803,527

Note a:

The Group provides consumer financing to certain customers as part of the Group's Internet financing business. These receivables usually have a repayment term up to 18 months. As of December 31, 2017, RMB1 billion receivables from customer financing were collateralized for the issuance of asset-back debts, details of the securitization debt are set out in Note 17.

Note b:

For certain sales transactions, third party delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.

Accounts Receivable, net
Schedule of movement of allowance for doubtful accounts

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	—	—	(46,209)
Provision for allowance during the year	—	(53,316)	(111,183)
Write-offs during the year	—	7,107	32,501

Balance at end of the year	—	(46,209)	(124,891)